Note 15 - Other Comprehensive Income (Loss) (Details) - Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, before tax amount	$ 4,074	¥ 419,557	¥ 90,014	¥ (9,539)
Foreign currency translation adjustments, net of tax amount	4,074	419,557	90,014	(9,539)
Unrealized holding gain (loss) on securities:
Amount arising during the period, before tax amount	16,088	1,656,759	380,637	56,384
Amount arising during the period, tax (expense) benefit	(5,776)	(594,776)	(136,649)	(20,242)
Amount arising during the period, net of tax amount	10,312	1,061,983	243,988	36,142
Less: Reclassification adjustments for losses included in net income, before tax amount	(1,045)	(107,655)	19,788	91,064
Less: Reclassification adjustments for losses included in net income, tax (expense) benefit	400	41,232	(7,579)	(37,336)
Less: Reclassification adjustments for losses included in net income, net of tax amount	(645)	(66,423)	12,209	53,728
Other, tax (expense) benefit	(71)	(7,421)	324	12,875
Other, net of tax amount	(71)	(7,421)	324	12,875
Net unrealized holding gain (loss) during the period, before tax amount	15,043	1,549,104	400,425	147,448
Net unrealized holding gain (loss) during the period, tax (expense) benefit	(5,447)	(560,965)	(143,904)	(44,703)
Net unrealized holding gain (loss) during the period, net of tax amount	9,596	988,139	256,521	102,745
Defined benefit pension plans:
Amount arising during the period, before tax amount	619	63,775	(92,808)	(39,083)
Amount arising during the period, tax (expense) benefit	(222)	(22,896)	33,319	14,030
Amount arising during the period, net of tax amount	397	40,879	(59,489)	(25,053)
Less: Reclassification adjustments for gains included in net income, before tax amount	4	369	369	(12,263)
Less: Reclassification adjustments for gains included in net income, tax (expense) benefit	(2)	(133)	(132)	5,711
Less: Reclassification adjustments for gains included in net income, net of tax amount	2	236	237	(6,552)
Net defined benefit pension plans, before tax amount	623	64,144	(92,439)	(51,346)
Net defined benefit pension plans, tax (expense) benefit	(224)	(23,029)	33,187	19,741
Net defined benefit pension plans, net of tax amount	399	41,115	(59,252)	(31,605)
Other comprehensive income (loss), before tax amount	19,740	2,032,805	398,000	86,563
Other comprehensive income (loss), tax (expense) benefit	(5,671)	(583,994)	(110,717)	(24,962)
Other comprehensive income, net of tax	$ 14,069	¥ 1,448,811	¥ 287,283	¥ 61,601